Report Of The Directors Financial Review Risk Report - Sources of funding and uses (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Funding Sources And Funding Uses [Line Items]
Equity and liabilities	$ 2,957,939	$ 2,984,164
Total assets	2,957,939	2,984,164	$ 2,715,152
Loans and advances to customers at amortised cost
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	1,045,814	1,037,987
Loans and advances to banks at amortised cost
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	83,136	81,616
– reverse repurchase agreements – non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	241,648	230,628
Prepayments, accrued income and other assets | Cash collateral, margin and settlement accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	59,884	76,859
Assets held for sale
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	3,411	299
Trading assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	248,842	231,990
Trading assets | – reverse repos
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	14,994	13,990
Trading assets | – stock borrowing
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	8,082	8,286
Trading assets | – other trading assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	225,766	209,714
Financial investments
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	446,274	490,693
Cash and balances at central banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	403,018	304,481
Other balance sheet assets
Schedule of Funding Sources And Funding Uses [Line Items]
Funding uses	425,912	529,611
Customer accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	1,710,574	1,642,780
Deposits by banks
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	101,152	82,080
Repurchase agreements – non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	126,670	111,901
Debt securities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	78,557	95,492
Accruals, deferred income and other liabilities | Cash collateral, margin and settlement accounts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	65,452	78,565
Liabilities of disposal groups held for sale
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	9,005	0
Subordinated liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	20,487	21,951
Financial liabilities designated at fair value
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	145,502	157,439
Liabilities under insurance contracts
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	112,745	107,191
Trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	84,904	75,266
Trading liabilities | Reverse repurchase agreements – non-trading
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	11,004	11,728
Trading liabilities | – stock lending
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	2,332	4,597
Trading liabilities | – other trading liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	71,568	58,941
Total equity
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	206,777	204,995
Other balance sheet liabilities
Schedule of Funding Sources And Funding Uses [Line Items]
Funded amount	$ 296,114	$ 406,504